FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:  March 31, 2013

         Check here if Amendment []; Amendment Number: _______

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Harvey Partners, LLC
                      ---------------------

              Address:  135 East 57th Street, 24th Floor
                        ---------------------------------
                        New York, New York  10022
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 12901
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moskowitz
           --------------------

Title:     Managing Member
           -----------------

Phone:     212-782-3737
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey Moskowitz             New York, NY                   May 15, 2013
----------------------          ----------------                --------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
----------------------------------            ----


Form 13F Information Table Entry Total:       50
---------------------------------------       --


Form 13F Information Table Value Total:       $249,860    (thousands)
---------------------------------------       -----------------------


List of Other Included Managers:     None
--------------------------------     ----

                              Harvey Partners, LLC
                           Form 13F Information Table
                                 March 31, 2013



                                TITLE                   VALUE    SHARES/  SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER               OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE     SHARED    NONE
----------------------------   -----------  ---------  --------  -------- --- ----  --------  ---------   -------- -------- --------
ALCATEL-LUCENT                 SPONSORED
                               ADR         013904305      1,330  1,000,000  SH        SOLE               1,000,000     0       0
ALCATEL-LUCENT                 SPONSORED
                               ADR         013904305        552    415,000  SH  CALL  SOLE
AMERICAN VANGUARD CORP         COM         030371108      1,179     38,620  SH        SOLE                  38,620     0       0
ASTEC INDS INC                 COM         046224101        589     16,852  SH        SOLE                  16,852     0       0
ATMI INC                       COM         00207R101        750     33,458  SH        SOLE                  33,458     0       0
AUDIOCODES LTD                 ORD         M15342104      4,906  1,291,000  SH        SOLE               1,291,000     0       0
BANKRATE INC DEL               COM         06647F102      3,224    270,000  SH        SOLE                 270,000     0       0
CAL DIVE INTL INC DEL          COM         12802T101        743    412,600  SH        SOLE                 412,600     0       0
CALAMP CORP                    COM         128126109      2,194    200,000  SH        SOLE                 200,000     0       0
CENVEO INC                     COM         15670S105        774    360,000  SH        SOLE                 360,000     0       0
DU PONT E I DE NEMOURS & CO    COM         263534109      4,916    100,000  SH  PUT   SOLE
ENTEGRIS INC                   COM         29362U104      4,240    430,000  SH        SOLE                 430,000     0       0
EZCHIP SEMICONDUCTOR LIMITED   ORD         M4146Y108      1,207     50,000  SH  PUT   SOLE
FLOW INTL CORP                 COM         343468104        137     35,000  SH        SOLE                  35,000     0       0
FLUOR CORP NEW                 COM         343412102      3,317     50,000  SH  PUT   SOLE
GOODYEAR TIRE & RUBR CO        COM         382550101      6,933    550,000  SH        SOLE                 550,000     0       0
GOODYEAR TIRE & RUBR CO        COM         382550101      7,881    625,000  SH  PUT   SOLE
GRANITE CONSTR INC             COM         387328107      8,278    260,000  SH        SOLE                 260,000     0       0
HILLENBRAND INC                COM         431571108      6,446    255,000  SH        SOLE                 255,000     0       0
HOME DEPOT INC                 COM         437076102      7,676    110,000  SH  PUT   SOLE
INTEL CORP                     COM         458140100     13,104    600,000  SH  CALL  SOLE
INTRALINKS HLDGS INC           COM         46118H104      4,834    760,000  SH        SOLE                 760,000     0       0
KULICKE & SOFFA INDS INC       COM         501242101      2,081    180,000  SH        SOLE                 180,000     0       0




LAM RESEARCH CORP              COM         512807108      4,768    115,000  SH        SOLE                 115,000     0       0
LIBBEY INC                     COM         529898108     15,271    790,000  SH        SOLE                 790,000     0       0
LOGMEIN INC                    COM         54142L109        961     50,000  SH        SOLE                  50,000     0       0
LOGMEIN INC                    COM         54142L109        529     27,500  SH  CALL  SOLE
MATRIX SVC CO                  COM         576853105      5,999    402,592  SH        SOLE                 402,592     0       0
MFC INDL LTD                   COM         55278T105      8,313    917,500  SH        SOLE                 917,500     0       0
MICHAEL KORS HLDGS LTD         SHS         G60754101      7,099    125,000  SH  PUT   SOLE
ODYSSEY MARINE EXPLORATION I   COM         676118102      4,564  1,400,000  SH        SOLE               1,400,000     0       0
OIL DRI CORP AMER              COM         677864100      7,965    292,500  SH        SOLE                 292,500     0       0
OVERSTOCK COM INC DEL          COM         690370101      1,745    141,609  SH        SOLE                 141,609     0       0
SCHWEITZER-MAUDUIT INTL INC    COM         808541106      3,776     97,500  SH        SOLE                  97,500     0       0
SEAGATE TECHNOLOGY PLC         SHS         G7945M107      2,445     66,876  SH        SOLE                  66,876     0       0
SELECT SECTOR SPDR TR          SBI
                               INT-INDS    81369Y704      8,352    200,000  SH  PUT   SOLE
SEQUANS COMMUNICATIONS S A     SPONSORED
                               ADS         817323108      4,598  2,891,750  SH        SOLE               2,891,750     0       0
SILICON IMAGE INC              COM         82705T102     18,711  3,850,000  SH        SOLE               3,850,000     0       0
SILICON IMAGE INC              COM         82705T102      5,966  1,227,500  SH  CALL  SOLE
SUPERTEX INC                   COM         868532102     11,498    517,700  SH        SOLE                 517,700     0       0
THESTREET INC                  COM         88368Q103      5,310  2,780,000  SH        SOLE               2,780,000     0       0
TRAVELCENTERS OF AMERICA LLC   COM         894174101      7,336    765,000  SH        SOLE                 765,000     0       0
TUESDAY MORNING CORP           COM NEW     899035505     11,640  1,500,000  SH        SOLE               1,500,000     0       0
TUESDAY MORNING CORP           COM NEW     899035505        163     21,000  SH  CALL  SOLE
ULTRA CLEAN HLDGS INC          COM         90385V107      7,573  1,165,000  SH        SOLE               1,165,000     0       0
ULTRA PETROLEUM CORP           COM         903914109      2,261    112,500  SH        SOLE                 112,500     0       0
VALERO ENERGY CORP NEW         COM         91913Y100      4,549    100,000  SH  PUT   SOLE
VEECO INSTRS INC DEL           COM         922417100      3,841    100,000  SH  PUT   SOLE
WORLD WRESTLING ENTMT INC      CL A        98156Q108      6,902    782,500  SH        SOLE                 782,500     0       0
ZOETIS INC                     CL A        98978V103        434     13,000  SH        SOLE                  13,000     0       0




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